---------------------------
                                                 [      OMB APPROVAL       ]
                                                 [-------------------------]
                                                 [OMB Number:     3235-0006]
                                                 [Expires:    July 31, 2015]
                                                 [Estimated average burden ]
                                                 [hours per response...23.5]
                                                 ---------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        MHR Fund Management LLC
Address:     c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P.
             One Bryant Park
             New York, NY 10036

Form 13F File Number:     28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Janet Yeung
Title:         Authorized Signatory


Signature, Place, and Date of Signing:


/s/ Janet Yeung                  New York, New York           November 14, 2012
--------------------------       ------------------           -----------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                           ----------

Form 13F Information Table Entry Total:                             9
                                                           ----------

Form 13F Information Table Value Total:                    $2,396,827
                                                           ----------
                                                           (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.             Form 13F File Number          Name
     -----           -----------------------       -------------

     NONE

                                                    MHR Fund Management LLC
                                                   Form 13F Information Table
                                                Quarter ended September 30, 2012

       COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5       COLUMN 6 COLUMN 7     COLUMN 8
                                                       VALUE       SHRS or    SH/  PUT/  INV/ OTHR       VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT    PRN  CALL  DISC MNGRS    SOLE     SHARED  NONE
-----------------------  --------------   ---------  ----------   ----------  ---  ----  ---- ----- ----------  ------  ----
DYNAVAX TECHNOLOGIES
CORP                     COM              268158102  $    2,118      445,000  SH         SOLE          445,000
ENSCO PLC                SHS CLASS A      G3157S106  $  361,794    6,631,128  SH         SOLE        6,631,128
KEY ENERGY SVCS INC      COM              492914106  $  122,320   17,474,343  SH         SOLE       17,474,343
LEAP WIRELESS INTL INC   COM NEW          521863308  $  160,273   23,533,869  SH         SOLE       23,533,869
LIONS GATE ENTMNT CORP   COM NEW          535919203  $  782,769   51,261,899  SH         SOLE       51,261,899
LORAL SPACE &
COMMUNICATNS INC         COM              543881106  $  578,023    8,129,719  SH         SOLE        8,129,719
METROPCS COMMUNICATIONS
INC                      COM              591708102  $  171,195   14,619,575  SH         SOLE       14,619,575
NAVISTAR INTL CORP NEW   COM              63934E108  $  216,700   10,275,000  SH         SOLE       10,275,000
TIM PARTICIPACOES S A    SPONSORED ADR    88706P205  $    1,635       85,068  SH         SOLE           85,068



                         Total Fair Market Value     $2,396,827
                         (in thousands)